UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Potomac Capital Management, LLC
Address:   825 Third Avenue,
                33rd Floor
           New York, New York 10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kenneth Berkow
Title:   Chief Financial Officer

Phone:   212-521-5151

Signature, Place, and Date of Signing:

/s/ Kenneth Berkow       New York, New York         April 30, 2008

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    119

Form 13F Information Table Value Total:    $217,034*
_________
     * In Thousands

List of Other Included Managers: None



                                                FORM 13F INFORMATION TABLE

                                                       FAIR
                                                      MARKET
                                  TITLE                VALUE     SH/    SHRS OR   INVESTMENT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS    CUSIP    (x$1000)    PPN    PRN AMT   DISCRETION  MANAGERS      SOLE    SHARED  NONE
--------------                   --------   -----     --------   ---    -------   ----------  --------      ----    ------  ----
VANCED PHOTONIX INC CL A           Common    00754E107    3,884 SH    2,920,218      sole        -      2,920,218     -      -
ADVANCED PHOTONIX INC CL A         Warrants  00754E107      665 WTS     500,000      sole        -        500,000     -      -
ALADDIN KNOWLEDGE SYSTEMS          Common    M0392N101    1,437 SH       75,534      sole        -         75,534     -      -
ALLIANCE PHARMACEUTICAL CORP COR   Conv Deb  018773309        1 PRN      63,434      sole        -         63,434     -      -
ALLOY INC                          Common    019855303    9,810 SH    1,334,716      sole        -      1,334,716     -      -
AMERICAN COMMUNITY NEWSPAPERS      Common    02520T103      421 SH      495,743      sole        -        495,743     -      -
APAC TELESERVICES INC              Common    00185E106      585 SH      673,935      sole        -        673,935     -      -
ARCADIA RESOURCES                  Common    039209101    5,990 SH    6,965,585      sole        -      6,965,585     -      -
ARCADIA RESOURCES                  Warrants  039209101      903 WTS   1,050,420      sole        -      1,050,420     -      -
ASCEND ACQUISITION CORP            Warrants  04350H209    2,958 WTS     510,000      sole        -        510,000     -      -
ASPYRA INC                         Common    04538V104      740 SH    1,480,000      sole        -      1,480,000     -      -
ATS MEDICAL INC                    Common    002083103    4,053 SH    2,874,198      sole        -      2,874,198     -      -
AUTOBYTEL INC                      Common    05275N106    1,641 SH      760,145      sole        -        760,145     -      -
AVANTAIR INC                       Common    05350T101    3,334 SH    1,075,566      sole        -      1,075,566     -      -
AVANTAIR INC                       Preferred 05350T101    2,408 PRD     776,680      sole        -        776,680     -      -
AVANTAIR INC                       Warrants  05350T101    1,333 WTS     430,000      sole        -        430,000     -      -
AXESSTEL INC                       Common    05459T101      590 SH    1,686,926      sole        -      1,686,926     -      -
AXS-ONE INC                        Warrants  002458107       50 WTS     167,943      sole        -        167,943     -      -
BAKBONE SOFTWARE INC               Common    057101107    1,924 SH    2,237,700      sole        -      2,237,700     -      -
BLUEPHOENIX SOLUTIONS LTD          Common    M20157109      588 SH       70,400      sole        -         70,400     -      -
BOOTS & COOTS INTL WELL CONTROL    Common    099469504      904 SH      505,000      sole        -        505,000     -      -
C&D TECHNOLOGIES INC               Common    124661109    1,284 SH      255,823      sole        -        255,823     -      -
CALLIDUS SOFTWARE INC              Common    13123E500      543 SH      112,922      sole        -        112,922     -      -
CAPTARIS INC                       Common    14071N104    1,013 SH      229,269      sole        -        229,269     -      -
CAS MED SYS INC                    Common    124769209    3,076 SH      715,405      sole        -        715,405     -      -
COMMAND CENTER                     Common    200497105      998 SH    1,247,000      sole        -      1,247,000     -      -
COMMAND CENTER                     Warrants  200497105      500 WTS     625,000      sole        -        625,000     -      -
CREDENCE SYSTEMS CORP              Common    225302108      333 SH      195,853      sole        -        195,853     -      -
DANKA BUSINESS SYSTEMS PLC ADR     Common    236277109      667 SH    2,914,154      sole        -      2,914,154     -      -
DATATRAK INTL INC                  Common    238134100    1,231 SH    1,025,969      sole        -      1,025,969     -      -
DATATRAK INTL INC                  Warrants  238134100       77 WTS      63,750      sole        -         63,750     -      -
DDI CORPORATION                    Common    233162502    3,612 SH      778,537      sole        -        778,537     -      -
ECTEL LTD                          Common    M29925100    2,675 SH    1,065,916      sole        -      1,065,916     -      -
EMERGENT BIOSOLUTIONS INC          Common    29089Q105    5,696 SH      638,533      sole        -        638,533     -      -
ENDWAVE CORPORATION                Common    29264A206   10,109 SH    1,665,386      sole        -      1,665,386     -      -
FALCONSTOR SOFTWARE INC            Common    306137100    1,787 SH      234,863      sole        -        234,863     -      -
FX ENERGY INC                      Common    302695101    7,124 SH    1,672,237      sole        -      1,672,237     -      -
FX ENERGY INC                      Warrants  302695101      426 WTS     200,000      sole        -        200,000     -      -
GENESCO INC                        Common    371532102      106 SH        4,600      sole        -          4,600     -      -
GOLDLEAF FINANCIAL SOLUTIONS       Common    38144H208    1,171 SH      574,130      sole        -        574,130     -      -
GRANITE CITY FOOD & BREWERY        Warrants  38724Q107      113 WTS      61,538      sole        -         61,538     -      -
HACKETT GROUP INC                  Common    404609109    3,493 SH      893,421      sole        -        893,421     -      -
HC INNOVATIONS INC                 Common    40413G101      930 SH      738,347      sole        -        738,347     -      -
HC INNOVATIONS INC                 Warrants  40413G101    1,638 WTS   1,300,000      sole        -      1,300,000     -      -
HIGHBURY FINANCIAL INC             Common    42982Y109    2,088 SH      720,128      sole        -        720,128     -      -
HIGHBURY FINANCIAL INC             Warrants  42982Y109    1,501 WTS     517,500      sole        -        517,500     -      -
HOLLYWOOD MEDIA CORP               Common    436233100    3,888 SH    1,606,553      sole        -      1,606,553     -      -
HOLLYWOOD MEDIA CORP               Warrants  436233100      363 WTS     150,000      sole        -        150,000     -      -
HUDSON HIGHLAND GROUP INC          Common    443792106    3,083 SH      363,974      sole        -        363,974     -      -
HYPERCOM CORP                      Common    44913M105    6,962 SH    1,604,107      sole        -      1,604,107     -      -
INNOVEX INC                        Common    457647105      339 SH    1,211,657      sole        -      1,211,657     -      -
INPLAY TECHNOLOGIES                Warrants  45773L103       75 WTS      81,900      sole        -         81,900     -      -
INSIGNIA SYS INC                   Common    45765Y105    2,327 SH      893,375      sole        -        893,375     -      -
INTEGRATED MANAGEMENT INFORMATIO   Common    45822F107       66 SH      200,000      sole        -        200,000     -      -
INTERLINK ELECTRONICS              Common    458751104    1,346 SH    1,332,594      sole        -      1,332,594     -      -
INTERLINK ELECTRONICS              Conv Deb  458751104      665 PRN     658,730      sole        -        658,730     -      -
INTERLINK ELECTRONICS              Warrants  458751104      333 WTS     329,365      sole        -        329,365     -      -
INTERNET CAPITAL GROUP INC         Common    46059C205    1,420 SH      135,615      sole        -        135,615     -      -
INYX INC                           Common    461868101       21 SH    1,725,000      sole        -      1,725,000     -      -
ITERIS INC                         Warrants  46564T107      161 WTS      69,688      sole        -         69,688     -      -
KANA SOFTWARE INC                  Common    483600300      227 SH      177,000      sole        -        177,000     -      -
KINTERA INC                        Common    49720P506      877 SH    1,511,579      sole        -      1,511,579     -      -
KNIGHTSCOVE MEDIA CORP             Common    74823X107      180 SH    2,000,000      sole        -      2,000,000     -      -
KNIGHTSCOVE MEDIA CORP             Warrants  74823X107       90 WTS   1,000,000      sole        -      1,000,000     -      -
LCC INTERNATIONAL INC              Common    501810105    2,109 SH    1,343,283      sole        -      1,343,283     -      -
LEADIS TECHNOLOGY INC              Common    52171N103      929 SH      481,157      sole        -        481,157     -      -
LIONBRIDGE TECHNOLOGIES INC        Common    536252109    6,221 SH    1,856,920      sole        -      1,856,920     -      -
LTX CORP                           Common    502392103    1,512 SH      481,644      sole        -        481,644     -      -
MANAGEMENT NETWORK GROUP INC       Common    561693102   11,422 SH    6,011,699      sole        -      6,011,699     -      -
MATHSTAR INC                       Common    576801203      540 SH      874,563      sole        -        874,563     -      -
MANHATTAN PHARMACEUTICALS          Warrants  563118207       14 WTS      90,089      sole        -         90,089     -      -
MEDICALCV INC                      Common    584639405      550 SH      714,286      sole        -        714,286     -      -
MEDICALCV INC                      Warrants  584639405      311 WTS     403,569      sole        -        403,569     -      -
MICRONETICS INC NEW                Common    595125105    2,372 SH      336,888      sole        -        336,888     -      -
NATIONSHEALTH INC                  Common    63860C100      153 SH      462,413      sole        -        462,413     -      -
NAVARRE CORP                       Warrants  639208107      157 WTS      89,286      sole        -         89,286     -      -
NEWTEK BUSINESS SERVICES INC       Common    652526104    1,781 SH    1,798,941      sole        -      1,798,941     -      -
NEOSE TECHNOLOGIES INC             Common    640522108      874 SH    3,135,075      sole        -      3,135,075     -      -
NEOSE TECHNOLOGIES INC             Warrants  640522108       93 WTS     334,158      sole        -        334,158     -      -
NEXXUS LIGHTING                    Common    868042102    4,550 SH      803,805      sole        -        803,805     -      -
NEXXUS LIGHTING                    Warrants  868042102    1,652 WTS     291,929      sole        -        291,929     -      -
NUMERAX INC                        Common    67053A102    9,670 SH    1,381,389      sole        -      1,381,389     -      -
OPENWAVE SYSTEMS INC               Common    6837138308     373 SH      152,100      sole        -        152,100     -      -
OPTIMAL GROUP INC                  Common    68388R208    3,280 SH    1,024,961      sole        -      1,024,961     -      -
PARAMOUNT ACQUISITION CORP         Warrants  69917T103    2,337 WTS     410,000      sole        -        410,000     -      -
PAYLESS SHOESOURCE INC             Common    19421W100      364 SH       30,000      sole        -         30,000     -      -
PHYSICIANS FORMULA HOLDINGS        Common    719427106    1,741 SH      195,150      sole        -        195,150     -      -
POKERTEK INC                       Common    730864105    1,345 SH      352,951      sole        -        352,951     -      -
PROLINK HOLDINGS CORP              Common    74340T100      517 SH    1,099,207      sole        -      1,099,207     -      -
RAINMAKER SYSTEMS INC              Common    750875304    1,097 SH      337,601      sole        -        337,601     -      -
RAM ENERGY RESOURCES INC           Warrants  75130P109    2,122 WTS     431,772      sole        -        431,772     -      -
RAND LOGISTICS INC                 Common    752182105    6,508 SH    1,029,600      sole        -      1,029,600     -      -
REMEDENT INC                       Common    75954T104    1,046 SH    1,066,904      sole        -      1,066,904     -      -
REMEDENT INC                       Warrants  75954T104    1,000 WTS   1,020,000      sole        -      1,020,000     -      -
RESTAURANT ACQUISITION CORP        Common    762150109    1,776 SH      320,000      sole        -        320,000     -      -
RICHARDSON ELECTRONICS             Common    763165107      302 SH       71,490      sole        -         71,490     -      -
RUBY TUESDAY INC                   Common    781182100    1,805 SH      240,700      sole        -        240,700     -      -
SABA SOFTWARE INC                  Common    784932600    1,587 SH      423,072      sole        -        423,072     -      -
SEMICONDUCTOR HOLDINGS             Common    816636203      718 SH       25,000      sole        -         25,000     -      -
SONA MOBILE HLDS                   Common    83540T109      593 SH    1,976,632      sole        -      1,976,632     -      -
SONA MOBILE HLDS                   Warrants  83540T109      212 WTS     705,031      sole        -        705,031     -      -
SRS LABORATORIES INC               Common    78464M106    3,249 SH      610,669      sole        -        610,669     -      -
STOCKER AND YALE INC               Common    86126T203      719 SH    1,410,732      sole        -      1,410,732     -      -
SUMTOTAL SYSTEMS INC               Common    866615107    5,600 SH    1,342,918      sole        -      1,342,918     -      -
SUMTOTAL SYSTEMS INC               Warrants  866615107      230 WTS      55,186      sole        -         55,186     -      -
SYNTEL INC                         Common    87162H103      919 SH       34,500      sole        -         34,500     -      -
TELECOMMUNICATIONS SYSTEMS INC     Common    87929J103    1,355 SH      430,025      sole        -        430,025     -      -
TELULAR CORP                       Common    87970T208      423 SH      126,770      sole        -        126,770     -      -
TIER TECHNOLOGIES INC CL B         Common    88650Q100    8,047 SH    1,008,394      sole        -      1,008,394     -      -
TUMBLEWEED COMMUNICATONS CORP      Common    899690101       79 SH       64,500      sole        -         64,500     -      -
VUBOTICS  INC                      Common    92909L102       64 SH    2,825,471      sole        -      2,825,471     -      -
VUBOTICS  INC                      Warrants  92909L102      104 WTS   4,619,707      sole        -      4,619,707     -      -
VUBOTICS  INC                      Conv Deb  92909L102        3 PRN     150,001      sole        -        150,001     -      -
WESTERN POWER & EQUIP CORP         Common    959221102       42 SH      838,099      sole        -        838,099     -      -
YOU BET INTERNATIONAL              Common    987413101    1,581 SH    1,952,114      sole        -      1,952,114     -      -
FX ENERGY INC                      Common    302695101      405 CALL     95,000      sole        -         95,000     -      -
SYNTEL INC                         Common    87162H103    1,066 CALL     40,000      sole        -         40,000     -      -
RUSSELL 2000 INDEX                 Common    12496N105        1 CALL      5,000      sole        -          5,000     -      -
RUSSELL 2000 INDEX                 Common    12496N105      681 PUT      90,000      sole        -         90,000     -      -

                                                        217,034

